Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Research and development tax credit	€ 10,028	€ 6,797	€ 15,348
Grant income	10,194	11,350	191
Gain/(loss) on disposal of fixed assets and intangible assets, net	(445)	(21)	(38)
Gain/(loss) from revaluation of lease agreements	711	45	(32)
Taxes, duties, fees, charges, other than income tax	(346)	(475)	(217)
Miscellaneous income/(expenses), net	564	3,824	(3,054)
OTHER INCOME AND EXPENSES, NET	€ 20,706	€ 21,520	€ 12,199